Share-Based Payments	12 Months Ended
Apr. 30, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Share-Based Payments

NOTE 12	SHARE-BASED PAYMENTS
We provide for equity-based incentives to be awarded to key employees and non-employee directors. Currently, these incentives consist of restricted shares, restricted stock units (which may also be referred to as deferred stock units), performance units, and stock options. These awards are administered primarily through the 2010 Equity and Incentive Compensation Plan initially approved by our shareholders in August 2010 and re-approved in August 2015. Awards under this plan may be in the form of stock options, stock appreciation rights, restricted shares, restricted stock units, performance shares, performance units, incentive awards, and other share-based awards. Awards under this plan may be granted to our non-employee directors, consultants, officers, and other employees. Deferred stock units granted to non-employee directors vest immediately and, along with dividends credited on those deferred stock units, are paid out in the form of common shares upon termination of service as a non-employee director. At April 30, 2016, there were 5,436,296 shares available for future issuance under this plan.
Under the 2010 Equity and Incentive Compensation Plan, we have the option to settle share-based awards by issuing common shares from treasury, issuing new Company common shares, or issuing a combination of common shares from treasury and new Company common shares.
Stock Options: We granted 370,000 and 955,000 stock options during 2016 and 2015, respectively, under the 2010 Equity and Incentive Compensation Plan. The options vest over a period of 1 to 3 years dependent on the continued service of the option holder, as well as the achievement of performance objectives established on the grant date. The exercise price of all options granted is equal to the market value of the shares on the date of grant. All options granted during 2016 and 2015 have a contractual term of 10 years.

The fair value of each option is estimated on the date of grant using a Black-Scholes option-pricing model with the following weighted-average assumptions for stock options granted:

	2016	2015
Expected volatility (%)	20.7%	25.0%
Dividend Yield (%)	2.3%	2.2%
Risk-free interest rate (%)	1.9%	1.5%
Expected life of stock option (years)	5.9	5.6

Expected volatility was calculated in accordance with the provisions of FASB ASC 718, Compensation – Stock Compensation, based on consideration of both historical and implied volatilities. The expected life of a stock option represents the period from the grant date through the expected exercise date of the option. This was calculated using a simplified method whereby the midpoint between the vesting date and the end of the contractual term is utilized to compute the expected term.
The following table is a summary of our option activity.

	Number of Options	Weighted-Average Exercise Price
Outstanding at May 1, 2015	957,000	$112.45
Granted	370,000	114.71
Exercised	2,000	47.78
Cancelled	80,000	111.52
Outstanding at April 30, 2016	1,245,000	$113.29
Exercisable at April 30, 2016	—	$—

Options outstanding at April 30, 2016 have an aggregate intrinsic value of $17.0 with an average remaining contractual term of 9.0 years. The options granted in 2016 and 2015 have a weighted-average grant date fair value of $18.67 and $21.68 per option, respectively. No options were granted in 2014. The total intrinsic value of options exercised was $0.1, $1.9, and $0.8 for 2016, 2015, and 2014, respectively. The closing market price of our common stock on the last trading day of 2016 was $126.98 per share.
For options granted during 2016 and 2015, compensation cost will be recognized ratably over the service period for each vesting tranche from the grant date through the end of the requisite service period to the extent the performance objectives are likely to be achieved. Compensation cost for stock option awards totaled $8.1 and $1.2 million for the years ended April 30, 2016 and 2015, respectively, and was included in other special project costs in the Statements of Consolidated Income. No compensation cost was incurred during 2014 related to stock options. The tax benefit related to the stock option expense was $3.0 and $0.4 million for 2016 and 2015, respectively. At April 30, 2016, we had $14.7 of total unrecognized compensation expense, net of estimated forfeitures, related to stock options that will be recognized over a weighted-average period of 1.7 years.
Cash received from option exercises for the years ended April 30, 2016, 2015, and 2014 was $0.1, $0.8, and $0.5, respectively.

Other Equity Awards: The following table is a summary of our restricted shares, deferred stock units, and performance units.

	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
Outstanding at May 1, 2015	596,889	$91.21	75,848	$111.41
Granted	97,922	113.57	121,936	132.46
Converted	75,848	111.41	(75,848)	111.41
Vested	(216,145)	86.55	—	—
Forfeited	(8,772)	105.24	—	—
Outstanding at April 30, 2016	545,742	$99.65	121,936	$132.46

The weighted-average grant date fair value of equity awards other than stock options that vested in 2016, 2015, and 2014 was $18.7, $28.6, and $20.8, respectively. The vesting date fair value of equity awards other than stock options that vested in 2016, 2015, and 2014 was $24.4, $43.4, and $40.2, respectively. The weighted-average grant date fair value of restricted shares and deferred stock units is the average of the high and the low share price on the date of grant. The weighted-average conversion date fair value of performance units is the average of the high and the low share price on the date of conversion to restricted shares. The following table summarizes the weighted-average fair values of the equity awards granted in 2016, 2015, and 2014.

Year Ended April 30,	Restricted Shares and Deferred Stock Units	Weighted- Average Grant Date Fair Value	Performance Units	Weighted- Average Conversion Date Fair Value
2016	97,922	$113.57	121,936	$132.46
2015	109,091	104.82	75,848	111.41
2014	167,134	101.08	101,020	104.91

The performance units column represents the number of restricted shares received by certain executive officers, subsequent to year end, upon conversion of the performance units earned during the year. Restricted shares and deferred stock units generally vest 4 years from the date of grant or upon the attainment of a defined age and years of service, subject to certain retention requirements.